LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of Components of Lease Cost
	Year ended December 31,
	2024	2023	2022
Operating lease cost	$5,684	$4,915	$4,617
Short term lease cost	2,208	1,609	1,614
Total lease cost	$7,892	$6,524	$6,231

Schedule of cash paid for amounts included in measurement of Lease liabilities
	Year ended December 31,
	2024	2023	2022
Operating cash flows from operating leases	$5,672	$4,902	$4,625
Right of use assets obtained in exchange for new operating lease liabilities	10,680	1,655	3,885
Weighted-average remaining lease term-operating leases	4.5 years	2.6 years	3.3 years
Weighted-average discount rate	7.33%	5.94%	5.34%

Schedule of Supplemental Balance Sheet Information Related to Leases
	December 31,
	2024	2023
Operating lease ROU assets	$13,138	$7,398

Operating lease liabilities - current	$4,876	$3,804
Operating lease liabilities - non current	8,296	3,645
Total operating lease liabilities	$13,172	$7,449

Schedule of Future Minimum Lease Payment
Year ending December 31,
2025	$5,549
2026	3,110
2027	2,378
2028	1,497
2029	640
Thereafter	2,193
Total future minimum lease payments	15,367
Less: imputed interest	2,195
Total	$13,172